LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2011
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA. These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Total minimum lease payments receivable	¥39,308	¥35,963
Unguaranteed residual values	2,297	1,975
Unearned income	(3,977)	(3,056)
Executory costs	(24)	(20)

	37,604	34,862
Less, allowance for doubtful receivables	(571)	(493)

	37,033	34,369
Less, portion due within one year	(11,307)	(11,739)

Total	¥25,726	¥22,630

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥—	¥541	¥571
Charged to costs or expenses, or charge-off	92	53	(44)
Others*	449	(23)	(34)

Balance at end of year	¥541	¥571	¥493

*	Others consist mainly of foreign currency translation and business acquisitions during the year.

TA estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥13,053
2013	9,376
2014	6,919
2015	4,537
2016	1,766
2017 and thereafter	312

Total	¥35,963

TA transfers the capital lease receivables to a third party in exchange for cash, however, the transfer of the capital lease receivables did not qualify as a sale for financial reporting purpose because TA has the right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it is included in long-term debt. As a result of the transaction, capital lease receivables in the amount of ¥34,807 million and ¥31,719 million as of March 31, 2010 and 2011 have been recorded on the balance sheet, respectively.